First Trust BuyWrite Income ETF Investment Strategy - First Trust BuyWrite Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Standard & Poor’s 500® Index (the “S&P 500 Index”). The Fund will employ an option strategy in which it will write U.S. exchange-traded call options on the S&P 500 Index in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the S&P 500 Index, the Fund forfeits any upside potential of the S&P 500 Index above the strike price of the written call options. The equity securities in which the Fund will invest and the options which the Fund will write will be limited to U.S. exchange-traded securities and options. However, at certain times, certain of the securities held by the Fund may not trade on an exchange for a period of time due to a corporate action or other unforeseen event. The equity securities held by the Fund will be selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund’s portfolio. The equity securities held by the Fund may include non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of depositary receipts. The equity securities in the Fund’s portfolio will be periodically rebalanced at the discretion of the Fund’s portfolio managers. Depending on market volatility, the Fund may engage in active trading, which may result in a turnover of the Fund’s portfolio greater than 100% annually. The Fund may also invest in master limited partnerships ("MLPs"), real estate investment trusts ("REITs") and companies with various market capitalizations. The option portion of the portfolio will generally consist of U.S. exchange-traded calls on the S&P 500 Index that are written by the Fund. In certain instances, the Fund may also write call spreads on the S&P 500 Index. A call spread is an options strategy whereby an investor holds two short calls at one strike and a long call at a higher strike price. The call options written by the Fund will be a laddered portfolio of call options with expirations of less than one year, written at-the-money to slightly out-of-the-money. A call option will give the holder the right to buy the S&P 500 Index at a predetermined strike price from the Fund. The notional value of calls written will be generally between 25% and 75% of the overall Fund. In general, the notional value is the total value of a leveraged position’s assets. The call options that the Fund will write (sell) on the S&P 500 Index will technically be “uncovered”. A written (sold) call option is “covered” when an investor (such as the Fund) owns the security serving as the reference asset for the call option and is “uncovered” when an investor (such as the Fund) does not own the security serving as the reference asset. While the potential losses on uncovered call options are theoretically unlimited, the Fund may hold individual stocks comprising the S&P 500 Index that will serve to hedge the risk associated with the Fund’s sale of options referencing the S&P 500 Index. As of March 31, 2026, the Fund had significant investments in information technology companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	As of March 31, 2026, the Fund had significant investments in information technology companies, although this may change from time to time.